Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits
Deposits
	December 31,	December 31,
	2024	2023

Prepaid expenses	$2,401	$8,164
Building	43,309	43,309
Aircraft	215,775	198,444
	261,485	249,917